May 27, 2015

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

RE: Virtus Opportunities Trust

File Nos. 033-65137 and 811-7455

To The Commission Staff:

On behalf of Virtus Opportunities Trust (the “Trust” or “Registrant”), transmitted herewith for filing under Rule 497(e) under the Securities Act of 1933 and the Investment Company Act of 1940, are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in the prospectus for Virtus Allocator Premium AlphaSector® Fund, Virtus AlphaSector® Rotation Fund, Virtus Dynamic AlphaSector® Fund, Virtus Global Premium AlphaSector® Fund and Virtus Premium AlphaSector® Fund (the “Funds”) as filed under Rule 497(e) on May 11, 2015. The purpose of this filing is to submit the 497(e) filing dated May 11, 2015 in XBRL for the Funds.

Please contact Ann Flood at (860) 263-4746 or the undersigned at (860) 263-4791 if you have any questions concerning this filing.

Very truly yours,

/s/ Kevin J. Carr
Kevin J. Carr

cc: Ann Flood